UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Fund

May 31, 2011

	Principal
	Amount	Value
Municipal Bonds – 98.79%
Corporate Revenue Bonds – 16.32%
Alliance Airport Authority, Texas Special Facilities Revenue (American Airlines Project)
Series B 5.25% 12/1/29 (AMT)	$2,250,000	$1,496,430
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2
5.875% 6/1/47	14,405,000	9,877,508
6.50% 6/1/47	6,000,000	4,522,740
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,551,840
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,064,128
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	6,035,820
6.25% 6/1/24	6,810,000	6,982,837
Indiana State Finance Authority Environmental Revenue (U.S. Steel Corp. Project)
6.00% 12/1/26	2,610,000	2,613,419
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	3,037,650
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,903,640
Iowa Finance Authority Pollution Control Facility Revenue (Interstate Power)
5.00% 7/1/14 (FGIC)	3,640,000	3,955,770
Liberty Development Corporation Revenue (Goldman Sachs Headquarters)
5.25% 10/1/35	4,530,000	4,535,844
Maryland Economic Development Corporation Revenue (CNX Marine Terminals Inc.)
5.75% 9/1/25	3,375,000	3,298,354
Mason County, West Virginia Pollution Control Revenue (Appalachian Power Co. Project)
Series K 6.05% 12/1/24 (AMBAC)	3,000,000	3,021,630
Mississippi Business Finance Corporation Pollution Control Revenue
(System Energy Resources, Inc. Project) 5.90% 5/1/22	3,000,000	2,987,430
Missouri State Environmental Improvement & Energy Resource Authority Pollution
Control Revenue Refunding (St. Joseph Light & Power Co. Project) 5.85% 2/1/13 (AMBAC)	2,200,000	2,206,226
•Mobile, Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co.)
Series B 4.875% 6/1/34	4,750,000	5,038,088
M-S-R Energy Authority, California Gas Revenue Series A
6.125% 11/1/29	1,915,000	2,000,256
6.50% 11/1/39	3,915,000	4,253,765
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines, Inc. Project) 6.25% 9/15/29 (AMT)	2,000,000	1,861,900
•New York City, New York Industrial Development Agency Special Facilities Revenue
(American Airlines - JFK International Airport)
7.625% 8/1/25 (AMT)	4,620,000	4,742,800
7.75% 8/1/31 (AMT)	2,000,000	2,041,980
Ohio State Air Quality Development Authority Revenue Environmental Improvement
(First Energy Generation) Series A 5.70% 8/1/20	4,750,000	5,023,980
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co.) 7.00% 7/15/39	6,340,000	6,650,977
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project)
6.375% 11/1/29 (AMT)	5,000,000	5,053,950
Richmond County, Georgia Development Authority Environmental Improvement Revenue
(International Paper Co.) Series B 5.95% 11/15/25 (AMT)	5,000,000	5,021,550
South Carolina Jobs-Economic Development Authority Industrial Revenue
(South Carolina Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	483,545
		103,264,057
Education Revenue Bonds – 10.41%
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	5,390,000	5,142,761
Broward County, Florida Educational Facilities Authority Revenue (Nova Southeastern Project)
5.25% 4/1/27 (RADIAN)	1,000,000	940,480
California Statewide Communities Development Authority School Facility Revenue
(Aspire Public Schools) 6.125% 7/1/46	5,160,000	4,696,477

California Statewide Communities Development Authority Student Housing Revenue
(East Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	3,400,000	3,095,054
Connecticut State Health & Educational Facilities Authority Revenue (Yale University)
Series A-1 5.00% 7/1/25	3,000,000	3,305,760
Delaware County, Pennsylvania Industrial Development Authority Charter School Revenue
(Chester Community Charter School) Series A 6.125% 8/15/40	2,400,000	2,186,808
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue
(Riverside Military Academy Project) 5.125% 3/1/37	2,850,000	2,065,025
Marietta, Georgia Development Authority Revenue (Life University Income Project)
7.00% 6/15/39	4,200,000	4,031,034
Massachusetts Development Finance Agency (Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,465,249
Massachusetts State Health & Educational Facilities Authority Revenue
(Harvard University) Series A	5,295,000	5,797,018
5.00% 12/15/29
5.50% 11/15/36	4,515,000	4,940,178
Missouri State Health & Educational Facilities Authority Revenue
(Washington University) Series A 5.375% 3/15/39	5,000,000	5,332,950
New Jersey Economic Development Authority Revenue (Provident Group - Montclair)
5.875% 6/1/42	4,285,000	3,983,379
New Jersey State Educational Facilities Authority Revenue (University of Medicine & Dentistry)
Series B 7.50% 12/1/32	1,435,000	1,614,303
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	6,000,000	5,330,400
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,665,000	1,198,101
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	1,500,000	1,506,330
St. Louis, Missouri Industrial Development Authority Revenue
(Confluence Academy Project) Series A	1,150,000	956,559
5.25% 6/15/25
5.35% 6/15/32	2,300,000	1,792,758
Troy, New York Capital Resource Revenue (Rensselaer Polytechnic) Series A 5.125% 9/1/40	2,000,000	1,981,880
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	468,980
		65,831,484
Electric Revenue Bonds – 2.10%
California State Department of Water Resources Series L 5.00% 5/1/20	5,000,000	5,902,350
Puerto Rico Electric Power Authority Revenue
Series PP 5.00% 7/1/25 (NATL-RE) (FGIC)	1,000,000	981,140
Series WW 5.50% 7/1/38	2,100,000	2,079,462
Series XX 5.75% 7/1/36	3,245,000	3,286,017
Sikeston, Missouri Electric Revenue Refunding 6.00% 6/1/13 (NATL-RE)	1,000,000	1,053,950
		13,302,919
Healthcare Revenue Bonds – 9.42%
Brevard County, Florida Health Facilities Authority Revenue (Heath First Inc. Project)
Series B 7.00% 4/1/39	1,610,000	1,752,244
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project)
7.125% 7/1/29	2,250,000	2,456,730
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
Revenue Unrefunded Balance (St. Francis Medical Center) Series A 5.50% 6/1/32	1,000,000	1,003,000
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing
(St. Clarence - Geac) Series A 6.25% 5/1/38	1,500,000	1,164,345
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
Series A 5.25% 6/1/34	4,275,000	3,833,735
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
Series A 5.50% 1/1/29	4,000,000	4,024,000
Fairfax County, Virginia Industrial Development Authority Revenue (Inova Health Services)
Series A 5.50% 5/15/35	2,500,000	2,571,250
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,005,590
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44	4,500,000	4,646,519
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project)
5.625% 1/1/28	2,000,000	1,921,780
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,233,296
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement Communities)
Series A 6.625% 8/15/30	2,000,000	2,001,680
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,765,461

Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group) Series B 5.25% 11/15/26	3,500,000	3,561,110
(Trinity Health Credit) Series C 5.375% 12/1/30	4,500,000	4,513,815
New York State Dormitory Authority Revenue Non State Supported Debt
(North Shore LI Jewish Health System) Series A 5.50% 5/1/37	3,000,000	3,013,230
(Orange Regional Medical Center) 6.50% 12/1/21	2,745,000	2,745,000
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) Series A 5.875% 1/1/31	1,555,000	1,481,138
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	2,872,190
Ohio State Higher Educational Facility Community Revenue (Cleveland Clinic Health
System Obligation Group) Series A 5.25% 1/1/33	2,000,000	2,027,660
^Oregon Health & Science University Revenue (Capital Appreciation Insured)
Series A 5.75% 7/1/21 (NATL-RE)	2,000,000	1,221,520
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System) Series A 5.50% 7/1/30	2,700,000	2,412,423
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Revenue
(Hospital Auxilio Mutuo Obligated Group) Series A 6.25% 7/1/24 (NATL-RE)	1,200,000	1,201,296
Tallahassee, Florida Health Facilities Revenue (Tallahassee Memorial Regional
Medical Center) Series B 6.00% 12/1/15 (NATL-RE)	2,140,000	2,145,179
		59,574,191
Housing Revenue Bonds – 1.32%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Projects)
Series A 6.40% 8/15/45	4,770,000	4,468,297
Florida Housing Finance Agency (Spinnaker Cove Apartments)
Series G 6.50% 7/1/36 (AMBAC) (FHA) (AMT)	500,000	465,050
Missouri State Housing Development Commission Mortgage Revenue Single Family Homeowner Loan A
5.20% 9/1/33 (GNMA) (FNMA) (AMT)	160,000	159,778
Missouri State Housing Development Commission Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	1,435,000	1,441,917
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	501,100
Orange County, Florida Housing Finance Authority Homeowner Revenue
Series B 5.25% 3/1/33 (GNMA) (FNMA) (AMT)	100,000	100,039
Oregon Health, Housing, Educational, & Cultural Facilities Authority Revenue (Pier Park Project)
Series A 6.05% 4/1/18 (GNMA) (AMT)	735,000	736,051
Volusia County, Florida Multifamily Housing Finance Authority (San Marco Apartments)
Series A 5.60% 1/1/44 (AGM) (AMT)	500,000	500,180
		8,372,412
Lease Revenue Bonds – 4.97%
Capital Area, Texas Cultural Education Facilities Finance Corporation Revenue
(Roman Catholic Diocese) Series B 6.125% 4/1/45	2,045,000	2,048,252
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	4,750,000	4,010,758
(Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)	2,395,000	2,154,877
Grapevine, Texas Industrial Development Corporate Revenue (Air Cargo) 6.50% 1/1/24 (AMT)	850,000	806,676
Houston, Texas Industrial Development Corporate Revenue (Air Cargo) 6.375% 1/1/23 (AMT)	1,985,000	1,852,481
Loudoun County, Virginia Industrial Development Authority Public Safety Facility Lease
Revenue Series A 5.25% 12/15/23 (AMG)	700,000	765,226
Missouri State Development Finance Board Infrastructure Facilities Revenue
(Branson Landing Project) Series A	1,435,000	1,511,787
5.25% 12/1/19
5.625% 12/1/28	2,365,000	2,421,571
(Sewer System Improvement Project) Series C 5.00% 3/1/25	605,000	605,956
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	501,235
New Jersey Economic Development Authority (School Facilities Construction)
Series EE 5.00% 9/1/18	6,000,000	6,618,059
Series GG 5.75% 9/1/23	1,000,000	1,103,930
New Jersey State Various Purpose 5.00% 6/1/17	3,000,000	3,475,230
Puerto Rico Commonwealth Industrial Development Company General Purpose Revenue
Series B 5.375% 7/1/16	1,000,000	1,001,400
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series F 5.25% 7/1/25	930,000	922,653
^St. Louis, Missouri Industrial Development Authority Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)	3,035,000	1,673,560
		31,473,651
Local General Obligation Bonds – 5.00%
Boerne, Texas Independent School District Building 5.25% 2/1/27 (PSF)	4,000,000	4,171,640
Fairfax County, Virginia Improvement Series A 5.00% 4/1/18	6,000,000	7,211,220

Georgetown, Texas Independent School District (School Building)
5.00% 8/15/22 (PSF)	500,000	583,045
5.00% 8/15/24 (PSF)	1,430,000	1,622,793
5.00% 8/15/25 (PSF)	945,000	1,059,080
5.00% 8/15/26 (PSF)	1,000,000	1,110,890
Los Angeles, California Unified School District Election of 2005 Series F 5.00% 1/1/34	6,180,000	6,206,265
New York City, New York
Series I-1 5.375% 4/1/36	5,000,000	5,217,050
Unrefunded Balance Series I 5.125% 3/1/23	2,260,000	2,374,785
Powell, Ohio 5.50% 12/1/32 (NATL-RE) (FGIC)	2,000,000	2,088,580
		31,645,348
§Pre-Refunded/Escrowed to Maturity Bonds – 10.26%
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	375,000	413,925
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital) 5.25% 2/15/33-14	4,000,000	4,482,640
Golden State, California Tobacco Securitization Corporation Settlement Revenue
Series B 5.625% 6/1/38-13	7,500,000	8,243,100
^Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier
(Private Mortgage Insurance) 6.10% 3/1/16	1,225,000	1,122,345
Henrico County, Virginia Economic Development Authority Revenue
(Bon Secours Health System) Series A 5.60% 11/15/30-12	130,000	139,910
Illinois Educational Facilities Authority Student Housing Revenue
(Educational Advancement Fund - University Center Project) 6.25% 5/1/30-12	5,000,000	5,323,850
Linn County, Oregon Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)	2,000,000	2,209,200
Louisiana Public Facilities Authority Hospital Revenue (Southern Baptist Hospital, Inc. Project)
8.00% 5/15/12	970,000	1,014,717
Maryland State Economic Development Corporation, Student Housing Revenue
(University of Maryland College Park Project) 5.625% 6/1/35-13	1,125,000	1,240,020
Milledgeville-Baldwin County, Georgia Development Authority Revenue
(Georgia College & State University Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,173,920
New Jersey State Educational Facilities Authority Revenue (Stevens Institute of Technology)
Series B 5.25% 7/1/24-14	2,085,000	2,369,394
New Jersey State Highway Authority Garden State Parkway General Revenue
(Senior Parkway)	5,000,000	5,631,900
5.50% 1/1/14 (FGIC)
5.50% 1/1/16 (FGIC)	1,000,000	1,199,850
New York City, New York
Series I 5.125% 3/1/23-13	3,615,000	3,913,599
Series J 5.25% 6/1/28-13	1,495,000	1,638,415
North Carolina Medical Care Commission Hospital Revenue (Northeast Medical Center Project)
5.125% 11/1/34-14	1,250,000	1,436,463
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22	13,535,000	17,528,502
Osceola County, Florida School Board Certificates of Participation
Series A 5.25% 6/1/27-12 (AMBAC)	2,500,000	2,646,325
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18	2,020,000	2,479,974
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)	600,000	715,236
		64,923,285
Special Tax Revenue Bonds – 13.59%
Brooklyn Arena Local Development Corporation, New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30	8,230,000	8,494,759
California State Economic Recovery Series A 5.25% 7/1/21	3,130,000	3,604,195
Florida Enterprise Community Development District Special Assessment
6.10% 5/1/16 (NATL-RE)	595,000	597,380
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	2,310,000	1,202,817
Hollywood, Florida Community Redevelopment Agency Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,230,492
Jacksonville, Florida Excise Taxes Revenue Series B 5.00% 10/1/26 (AMBAC)	1,000,000	1,020,770
Lammersville, California School District Community Facilities District #2002 (Mountain House)
5.125% 9/1/35	4,125,000	3,330,030
Massachusetts Bay Transportation Authority Revenue Series A 5.25% 7/1/29	1,770,000	2,044,102
Middlesex County, New Jersey Improvement Authority Senior Revenue
(Heldrich Center Hotel/Conference Project) Series A	1,500,000	877,305
5.00% 1/1/32
5.125% 1/1/37	1,500,000	877,950
Missouri State Environmental Improvement & Energy Water Pollution Control Revenue
(State Revolving Fund Project) Series A 6.05% 7/1/16 (AGM)	1,030,000	1,034,450
Missouri State Highways & Transportation Commission State Road Revenue
Series B 5.00% 5/1/24	9,000,000	10,019,699
Mosaic District Community Development Authority Revenue Series A 6.875% 3/1/36	2,610,000	2,621,562

New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/34	1,935,000	1,760,676
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,107,930
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,130,568
Series B 5.00% 8/1/19	5,105,000	5,941,097
New York City, New York Transitional Finance Authority Future Tax Secured
Fiscal 2011 5.00% 2/1/26	3,000,000	3,305,400
Series C 5.25% 11/1/25	6,000,000	6,792,240
Series D 5.00% 2/1/31	5,000,000	5,048,600
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,075,310
New York State Dormitory Authority State Personal Income Tax Revenue
Series B 5.25% 3/15/38	6,000,000	6,266,460
Puerto Rico Sales Tax Financing Corporation Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	3,890,000	3,171,245
Series A 5.75% 8/1/37	5,000,000	5,055,350
Series C 6.00% 8/1/39	2,250,000	2,316,893
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project)
5.75% 10/1/20 (NATL-RE)	1,000,000	1,066,690
^Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Capital Appreciation-Sales Tax Subordinate Lien) 6.07% 6/1/21	5,230,000	2,969,489
		85,963,459
State General Obligation Bonds – 10.28%
California State 5.25% 11/1/40	3,795,000	3,796,214
California State Revenue (Antic NTS) Series A-2 3.00% 6/28/11	1,500,000	1,502,805
California State Various Purposes
6.00% 4/1/38	4,060,000	4,332,345
6.50% 4/1/33	2,570,000	2,872,695
Connecticut State Economic Recovery Series A 5.00% 1/1/16	6,000,000	6,965,760
Guam Government Series A 7.00% 11/15/39	4,295,000	4,433,385
Maryland State & Local Facilities Loan
Second Series 5.00% 8/1/16	4,000,000	4,743,320
Series C 5.00% 11/1/18	8,550,000	10,320,192
North Carolina State Public Improvement Series A 5.00% 5/1/20	10,585,000	12,771,754
Puerto Rico Commonwealth Public Improvement Series A
5.125% 7/1/31	4,415,000	4,133,500
5.25% 7/1/23	500,000	500,330
5.50% 7/1/19 (NATL-RE)	5,000,000	5,325,350
Virginia State Series D 5.00% 6/1/19	2,785,000	3,360,075
		65,057,725
Transportation Revenue Bonds – 10.34%
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.50% 11/1/31 (NATL-RE) (FGIC) (AMT)	1,500,000	1,495,365
Delaware Transportation Authority 5.00% 7/1/22	4,345,000	4,686,952
Maryland State Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	4,945,537
New York State Thruway Authority General Revenue Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	6,962,591
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	3,345,000	3,684,016
•Series E-3 5.75% 1/1/38	4,320,000	4,869,461
ΩPennsylvania Turnpike Commission Revenue Convertible Capital Appreciation
Series B2 5.35% 12/1/30	8,500,000	6,556,390
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Junior Lien
Series A 5.00% 7/1/26	1,800,000	1,864,386
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal)
6.00% 12/1/42	4,735,000	4,732,348
6.50% 12/1/28	5,500,000	5,772,415
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	5,995,000	6,253,265
Texas Private Activity Bond Surface Transportation Corporation Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,077,445
7.50% 6/30/33	1,560,000	1,739,275
(Mobility Partners) 6.875% 12/31/39	5,500,000	5,781,160
		65,420,606
Water & Sewer Revenue Bonds – 4.78%
Atlanta, Georgia Water & Wastewater Revenue Series A 6.25% 11/1/39	5,500,000	5,864,265
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,370,560
Series A 5.25% 6/15/34	3,705,000	3,735,270

New York State Environmental Facilities Corporation (State Revolving Foundations Master Financing)
Series A 5.00% 8/15/16	5,245,000	6,191,671
San Francisco, California City & County Public Utilities Commission Water Revenue
Series F 5.00% 11/1/27	5,000,000	5,440,100
Tampa, Florida Water and Sewer Revenue 6.00% 10/1/16 (AGM)	1,000,000	1,201,080
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17	510,000	510,826
West Virginia State Water Development Authority Revenue (Loan Program III)
Series A 6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	2,908,669
		30,222,441
Total Municipal Bonds (cost $604,983,893)		625,051,578

Total Value of Securities – 98.79%
(cost $604,983,893)		625,051,578
Receivables and Other Assets Net of Other Liabilities – 1.21%		7,648,083
Net Assets Applicable to 56,880,111 Shares Outstanding – 100.00%		$632,699,661

§Pre-Refunded/Escrowed to Maturity Bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of May 31, 2011. Interest rates reset periodically.
^Zero coupon security. The rate shown is the yield at the time of purchase.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
NATL-RE – Insured by the National Public Finance Guarantee Corporation
PSF – Insured by the Permanent School Fund
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund – Delaware Tax-Free USA Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$605,172,548
Aggregate unrealized appreciation	$31,674,180
Aggregate unrealized depreciation	(11,795,150)
Net unrealized appreciation	$19,879,030

For federal income tax purposes, at August 31, 2010, capital loss carryforwards of $7,451,132 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $7,451,132 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of May 31, 2011:

Level 2
Municipal Bonds	$625,051,578

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended May 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2011, 7.84% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

As of May 31, 2011, the Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 10% and 17%, respectively, of the Fund’s portfolio. These investments could make the Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Intermediate Fund

May 31, 2011

	Principal
	Amount	Value
Municipal Bonds – 98.76%
Corporate Revenue Bonds – 8.72%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental
Improvement - U.S. Steel Corp. Project) 6.50% 5/1/17	$2,315,000	$2,425,449
•Chesapeake, Virginia Economic Development Authority Pollution Control Revenue (Electric &
Power Co. Project) Series A 3.60% 2/1/32	1,150,000	1,184,926
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,578,771
•Gulf Coast Waste Disposal Authority, Texas Environmental Facilities Revenue (BP Products North America)
2.30% 1/1/26	780,000	781,248
2.30% 1/1/42	1,500,000	1,502,400
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	2,851,558
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	1,000,000	1,025,230
6.25% 6/1/24	7,500,000	7,690,349
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	750,000	828,450
Iowa Finance Authority Pollution Control Facilities Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,173,500
•Maricopa County, Arizona Corporation Pollution Control Revenue (Public Service - Palo Verde Project)
Series B 5.20% 6/1/43	6,000,000	6,060,119
Maryland Economic Development Corporation Pollution Control Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	2,050,000	2,003,445
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,080,339
Memphis-Shelby County, Tennessee Airport Authority Special Facilities Revenue (Federal
Express Corp. Project) 5.05% 9/1/12	1,000,000	1,043,270
Michigan State Strategic Fund Limited Obligation Revenue (Dow Chemical Project) Series B-2 6.25% 6/1/14	4,500,000	4,860,585
•Mobile, Alabama Industrial Development Board Pollution Control Revenue (Alabama Power
Co.) Series B 4.875% 6/1/34	2,840,000	3,012,246
New Jersey Economic Development Authority Special Facilities Revenue (Continental
Airlines, Inc. Project) 6.625% 9/15/12 (AMT)	4,895,000	4,942,090
Ohio State Air Quality Development Authority Revenue Environmental Improvement
(First Energy)
Series A
5.70% 2/1/14	2,225,000	2,390,362
5.70% 8/1/20	4,320,000	4,569,178
Series C 5.625% 6/1/18	2,370,000	2,566,426
(USX Project) 5.00% 11/1/15	1,000,000	1,024,840
•Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Exelon Generation Co. Project) Series A 5.00% 12/1/42	1,355,000	1,399,674
(Shipping Port) Series A 3.375% 12/1/40	5,000,000	5,047,500
Whiting, Indiana Environmental Facilities Revenue (BP Products North America) 5.00% 1/1/16	1,100,000	1,206,018
		64,247,973
Education Revenue Bonds – 6.75%
California Municipal Finance Authority Educational Revenue (American Heritage Education
Foundation Project) Series A 5.25% 6/1/26	1,000,000	851,470
California Statewide Communities Development Authority Student Housing Revenue (Irvine,
LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,271,244
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue (CDFI
Phase I, LLC Project) Series B 5.50% 10/1/20	960,000	948,211
Clifton, Texas Higher Education Finance Corporation Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,013,507
Connecticut State Health & Educational Facility Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,509,600
Delaware County, Pennsylvania Industrial Development Authority Revenue (Chester
Community Charter School) Series A 5.25% 8/15/30	3,315,000	2,850,767
Fulton County, Georgia Development Authority Revenue (Molecular Science Building Project)
5.25% 5/1/21 (NATL-RE)	1,000,000	1,064,410
Grand Traverse, Michigan Public School Academy Revenue 5.00% 11/1/36	1,000,000	707,490
Marietta, Georgia Development Authority Revenue (Life University Income Project) 6.25% 6/15/20	1,180,000	1,170,336
Massachusetts State Development Finance Agency Revenue (Harvard University) Series B-1 5.25% 10/15/29	1,670,000	1,881,105

Massachusetts State Health & Educational Facilities Authority Revenue
(Massachusetts Institution Technology) Series M 5.25% 7/1/20	3,000,000	3,687,150
•(Northeastern University) 4.125% 10/1/37	2,360,000	2,423,036
Michigan Higher Education Facilities Authority Revenue (Kalamazoo College Project) 5.50% 12/1/19	500,000	515,970
Nassau County, New York Industrial Development Agency Civic Facility Revenue (New York
Institute of Technology Project) Series A 4.75% 3/1/26	1,710,000	1,700,031
New York State Dormitory Authority
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	1,056,640
(Non State Supported Debt - Rockefeller University) Series A 5.00% 7/1/27	1,055,000	1,144,285
(Non State Supported Debt - St. Joseph's College) 5.25% 7/1/25	1,000,000	1,025,580
Ohio State Higher Educational Facility Revenue (John Carroll University) 5.50% 11/15/18	335,000	354,296
Ohio State University General Receipts Revenue Series B 5.25% 6/1/21	180,000	193,325
Pennsylvania State Higher Educational Facilities Authority Revenue (Drexel University) Series A 5.25% 5/1/25	5,290,000	5,602,216
Troy, New York Capital Resource Corporation Revenue (Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,807,050
University of California Series A 5.125% 5/15/20 (AMBAC)	210,000	224,517
University of Minnesota Series A 5.00% 12/1/17	5,040,000	6,012,165
University of Oklahoma Research Facilities Revenue 5.00% 3/1/23 (AMBAC)	1,065,000	1,087,173
University of Virginia General Revenue Series B
5.00% 6/1/20	1,250,000	1,314,025
5.00% 6/1/21	1,250,000	1,309,300
		49,724,899
Electric Revenue Bonds – 2.27%
California State Department Water Resources Power Supply Revenue Series L 5.00% 5/1/19	6,000,000	7,080,180
Metropolitan Government Nashville & Davidson County, Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,134,430
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20	555,000	568,703
Rochester, Minnesota Electric Utilities Revenue Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,281,920
South Carolina State Public Service Authority Revenue Series A 5.125% 1/1/21 (AGM)	1,000,000	1,050,420
Vernon, California Electric System Revenue Series A 5.125% 8/1/21	4,470,000	4,596,412
		16,712,065
Healthcare Revenue Bonds – 9.30%
Allegheny County, Pennsylvania Municipal Development Authority Revenue (University of
Pittsburgh Medical Center) Series A 5.00% 9/1/14	4,000,000	4,448,560
Berks County, Pennsylvania Hospital Authority Revenue (Reading Hospital & Medical Center
Project) Series A-3 5.25% 11/1/24	4,405,000	4,694,541
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29	2,250,000	2,456,730
California Municipal Finance Authority Certificates of Participation
(Community Hospitals Center) 5.25% 2/1/24	1,350,000	1,272,362
(Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,054,577
Cleveland-Cuyahoga County, Ohio Port Authority Revenue (Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	604,869
Cumberland County, Pennsylvania Municipal Authority Revenue (Diakon Lutheran Social Ministries) 6.25% 1/1/24	2,625,000	2,720,891
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health System) Series A 6.00% 1/1/21	1,000,000	1,068,590
Dauphin County, Pennsylvania General Authority Health System Revenue (Pinnacle Health
System Project) Series A 6.00% 6/1/29	3,400,000	3,447,362
Georgia Medical Center Hospital Authority Revenue (Spring Harbor Green Island Project) 5.25% 7/1/37	2,300,000	1,772,058
Lycoming County, Pennsylvania Authority Health System Revenue (Susquehanna Health
System Project) Series A 5.50% 7/1/28	2,500,000	2,385,375
•Maryland State Health & Higher Education Facilities Authority Revenue (John Hopkins Health
Systems) 5.00% 5/15/46	790,000	850,893
Massachusetts State Health & Educational Facilities Authority Revenue (Caregroup) Series E-2 5.375% 7/1/21	1,970,000	2,078,370
Michigan State Hospital Finance Authority Revenue (Oakwood Obligation Group) 5.50% 11/1/14	2,230,000	2,375,240
Minneapolis, Minnesota Health Care System Revenue (Fairview Health) Series A 6.375% 11/15/23	3,710,000	4,150,340
Minneapolis, Minnesota Revenue (National Marrow Donor Program Project)
5.00% 8/1/16	4,720,000	5,133,141
5.00% 8/1/18	2,500,000	2,679,725
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional
Medical Center) 6.50% 12/1/21	2,000,000	2,000,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage -
Presbyterian Homes) 5.40% 10/1/27	780,000	687,211
Ohio State Higher Educational Facilities Commission Revenue (Cleveland Clinic Health
System Obligation Group) Series A	2,000,000	2,283,640
5.00% 1/1/17
5.00% 1/1/18	1,000,000	1,142,390
•Rochester, Minnesota Health Care Facilities Revenue (Mayo Clinic) Series A 4.00% 11/15/30	3,800,000	4,043,238
Scottsdale, Arizona Industrial Development Authority Hospital Revenue (Scottsdale
Healthcare) Series A 5.00% 9/1/19	3,065,000	3,252,701
St. Louis Park, Minnesota Health Care Facilities Revenue (Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,710,216
St. Mary Hospital Authority, Pennsylvania Health System Revenue (Catholic Health East) Series A 5.25% 11/15/16	1,200,000	1,296,504
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	944,610
		68,554,134

Housing Revenue Bonds – 0.62%
Puerto Rico Housing Finance Authority Subordinate (Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,605,006
		4,605,006
Lease Revenue Bonds – 4.37%
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	1,750,000	1,477,648
Commonwealth of Pennsylvania (Department of Corrections) Series A 4.00% 10/1/24	3,910,000	3,754,069
Golden State, California Tobacco Securitization Corporation Settlement Revenue Refunding Asset-Backed Series A
5.00% 6/1/18	1,170,000	1,170,211
5.00% 6/1/21 (AMBAC)	1,000,000	999,220
Michigan State Building Authority Revenue Series I
5.00% 10/15/24	2,860,000	2,891,002
5.50% 10/15/18	2,050,000	2,077,716
New Jersey Economic Development Authority (School Facilities Construction) Series EE 5.00% 9/1/18	6,875,000	7,583,194
New York State Municipal Bond Bank Agency Special School Purpose Revenue Series C 5.25% 6/1/22	1,000,000	1,052,920
•Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series J 5.00% 7/1/28	1,000,000	1,024,640
Tobacco Settlement Financing New York Revenue (Asset-Backed) Series B 5.00% 6/1/12	2,060,000	2,152,020
Virginia Commonwealth Transportation Board Transportation Revenue (U.S. Route 58 Corridor Development)
Series B 4.75% 5/15/21	7,460,000	8,009,130
		32,191,770
Local General Obligation Bonds – 7.77%
Chicago, Illinois Board of Education Refunding Dedicated Revenue Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,578,295
Chicago, Illinois Modern Schools Across Chicago Series J 5.00% 12/1/23 (AMBAC)	2,865,000	2,913,447
Conroe, Texas Independent School District 5.00% 2/15/25 (PSF)	3,865,000	4,288,372
Dallas, Texas 5.125% 2/15/15	3,000,000	3,439,590
Fairfax County, Virginia Refunding & Public Improvement Series A
5.00% 4/1/17	4,000,000	4,774,880
5.00% 4/1/20	10,000,000	11,670,500
5.25% 4/1/14	3,500,000	3,948,070
Henrico County, Virginia Refunding Public Improvement 5.00% 7/15/19	4,000,000	4,829,760
Houston, Texas Refunding & Public Improvement Series A 5.00% 3/1/15	3,480,000	3,972,385
Lansing, Michigan Community College (College Building & Site) 5.00% 5/1/21 (NATL-RE)	1,325,000	1,409,429
Los Angeles, California Unified School District
(Election 1997) Series F 5.00% 7/1/21 (FGIC)	2,880,000	3,058,128
(Election 2004) Series G 5.00% 7/1/13 (AMBAC)	2,000,000	2,169,940
Middlesex County, New Jersey Improvement Authority Revenue (County Guaranteed Open
Space Trust) 5.25% 9/15/20	1,000,000	1,086,640
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,944,395
Series G 5.25% 8/1/15	1,000,000	1,097,560
Series I 5.00% 8/1/21	1,000,000	1,092,320
Series J 5.50% 6/1/23	15,000	15,994
		57,289,705
§Pre-Refunded/Escrowed to Maturity Bonds – 4.07%
Benton & Linn Counties, Oregon School District #509J 5.00% 6/1/21-13 (AGM)	1,000,000	1,089,190
California State Economic Recovery Series A 5.25% 7/1/14	225,000	256,581
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital)
5.25% 2/15/28-14	1,000,000	1,120,660
5.25% 2/15/33-14	3,000,000	3,361,980
5.50% 2/15/23-14	1,000,000	1,127,340
Illinois Educational Facilities Authority Student Housing Revenue (Educational Advancement
- University Center Project) 6.00% 5/1/22-12	750,000	796,860
Lancaster County, Pennsylvania Hospital Authority Revenue (Lancaster General Hospital Project) 5.75% 3/15/21-13	1,000,000	1,110,870
Lunenburg County, Virginia Series B 5.25% 2/1/29-13 (NATL-RE)	715,000	779,793
Miami-Dade County, Florida Educational Facilities Authority Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	3,500,000	3,905,195
Michigan State Building Authority Revenue (Facilities Program) Series I
5.00% 10/15/24-11	140,000	142,429
5.50% 10/15/18-11	125,000	127,401
Minneapolis, Minnesota Health Care System Revenue (Allina Health Systems) Series A 5.75% 11/15/32-12	500,000	539,700
New Jersey State Educational Facilities Authority Revenue (Georgian Court College Project) Series C 6.50% 7/1/33-13	500,000	562,600
New Jersey State Transportation Trust Fund Authority (Transportation System) Series C 5.50% 6/15/22-13	1,700,000	1,872,941
New York City, New York Series J 5.50% 6/1/23-13	985,000	1,084,387
North Texas Health Facilities Development Corporation Hospital Revenue (United Regional
Health Care System, Inc. Project) 6.00% 9/1/23-13	1,000,000	1,116,620
•Ohio State Higher Educational Facility Revenue Adjustable Medium Term (Kenyon College Project) 4.70% 7/1/37-13	1,000,000	1,083,120

Ohio State University General Receipts (Ohio State University) Series B 5.25% 6/1/21-13	820,000	897,211
Pennsylvania State Higher Educational Facilities Authority College & University Revenue
(Geneva College Project) 6.125% 4/1/22-12	1,000,000	1,048,480
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,143,350
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I 5.50% 7/1/23-14	2,000,000	2,284,060
•Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Series A 5.00% 8/1/39-11	4,500,000	4,536,315
University of California Revenue Series A 5.125% 5/15/20-13 (AMBAC)	40,000	43,440
		30,030,523
Resource Recovery Revenue Bonds – 0.28%
Connecticut Resources Recovery Authority (Covanta) Series A 4.00% 11/15/14 (AMT)	1,000,000	1,069,180
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Subordinate Colver Project) Series G 5.125% 12/1/15 (AMT)	1,100,000	1,065,812
		2,134,992
Special Tax Revenue Bonds – 11.18%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00% 9/1/16	1,200,000	1,121,904
Brooklyn Arena Local Development Corporation New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	5,500,000	5,676,935
California State Economic Recovery Series A
5.25% 7/1/14	775,000	870,852
5.25% 7/1/21	2,740,000	3,155,110
Casa Grande, Arizona Excise Tax Revenue 5.00% 4/1/22 (AMBAC)	1,600,000	1,641,200
Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,481,606
Dallas, Texas Convention Center Hotel Development Revenue Series A
5.00% 1/1/24	3,420,000	3,567,778
5.25% 1/1/23	5,375,000	5,768,773
Guam Government Limited Obligation Revenue (Section 30) Series A
5.375% 12/1/24	1,750,000	1,765,680
5.625% 12/1/29	1,125,000	1,124,359
Hampton, Virginia Convention Center Revenue 5.25% 1/15/23 (AMBAC)	1,000,000	1,042,120
Louisiana State Citizens Property Insurance Corporation Assessment Revenue Series C-2
6.75% 6/1/26 (ASSURED GTY)	3,600,000	4,183,272
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A 5.00% 1/1/32	1,000,000	584,870
@Modesto, California Special Tax Community Facilities District #04-1 (Village 2) 5.15% 9/1/36	1,500,000	1,135,890
New Jersey Economic Development Authority Revenue (Cigarette Tax)
5.00% 6/15/11 (FGIC)	2,750,000	2,753,878
5.625% 6/15/18	510,000	510,179
•New York City, New York Transitional Finance Authority Future Tax
Secured Series A 5.50% 11/1/26	1,000,000	1,020,240
New York State Local Government Assistance Corporation Refunding Subordinate Lien Series A
5.00% 4/1/17	8,615,000	10,094,798
5.00% 4/1/20	3,360,000	3,978,979
New York State Urban Development Corporation (Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,644,535
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Series A 6.125% 8/1/29	2,500,000	2,581,800
Series C 6.50% 8/1/35	6,500,000	6,996,405
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding &
Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	883,810
@St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project)
Series A 5.10% 11/1/19	250,000	238,528
Series B 5.375% 11/1/23	1,000,000	890,200
Virgin Islands Public Finance Authority Revenue (Senior Lien Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,822,467
Washington State Motor Vehicle Fuel Tax Series B 5.00% 7/1/16	4,250,000	5,001,570
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
^(Capital Appreciation-Sales Tax Subordinate Lien) 6.07% 6/1/21	5,230,000	2,969,489
(Sales Tax-2nd Lien-Area B) 5.00% 12/1/20	1,240,000	1,268,557
Wyoming State Loan & Investment Board Facilities Revenue 5.00% 10/1/24	1,550,000	1,614,294
		82,390,078
State General Obligation Bonds – 24.46%
California State 5.25% 11/1/17	1,000,000	1,074,320
California State Various Purpose 5.00% 10/1/18	5,000,000	5,766,750
California Statewide Communities Development Authority Revenue (Purchase Proposition 1A
Receivables Program) 5.00% 6/15/13	2,690,000	2,881,609
Connecticut State Economic Recovery Series A 5.00% 1/1/16	7,700,000	8,939,392
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,220,900
Georgia State
5.00% 8/1/12	3,125,000	3,298,750
5.00% 7/1/17	4,810,000	5,745,401
Series D 5.00% 7/1/11	6,865,000	6,892,460

Guam Government Series A 7.00% 11/15/39	1,560,000	1,610,263
Hawaii State Series DR 5.00% 6/1/15	7,000,000	8,004,850
Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,636,066
Maryland State & Local Facilities Loan Capital Improvement
First Series 5.00% 3/15/19	3,675,000	4,241,465
Second Series
5.00% 7/15/14	975,000	1,102,891
5.00% 8/1/17	1,500,000	1,756,215
Series B
5.00% 3/1/18	1,930,000	2,313,240
5.00% 3/1/21	7,700,000	9,144,289
Series C 5.00% 11/1/17	2,750,000	3,304,978
Massachusetts State Consolidated Loan
Series A 5.25% 8/1/13	5,000,000	5,510,550
Series C 5.50% 11/1/15	4,090,000	4,834,789
Minnesota State 5.00% 6/1/14	900,000	1,014,120
Minnesota State Various Purpose Series A 5.00% 8/1/19	7,020,000	8,466,611
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,773,388
New York State Series A 5.00% 2/15/28	5,000,000	5,463,850
North Carolina State Public Improvement Series A
5.00% 3/1/12	4,000,000	4,143,760
5.00% 3/1/15	1,200,000	1,376,172
North Carolina State Refunding
Series A
5.00% 3/1/16	6,000,000	7,047,120
5.00% 3/1/17	3,000,000	3,571,020
Series B 5.00% 4/1/15	4,000,000	4,598,560
Ohio State
Series A 5.00% 6/15/13	3,750,000	4,086,488
Series D 5.00% 9/15/14	3,500,000	3,957,625
Oregon State Series L 5.00% 5/1/26	8,000,000	8,958,720
Pennsylvania State
5.50% 2/1/13	3,200,000	3,468,576
Second Series 5.00% 7/1/20	2,300,000	2,736,816
Series A 5.00% 8/1/13	4,000,000	4,384,200
•Puerto Rico Commonwealth Government Development Bank 4.75% 12/1/15 (NATLE-RE)	4,765,000	4,899,516
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,300,786
5.25% 7/1/22	3,470,000	3,478,987
5.25% 7/1/23	1,125,000	1,125,743
5.50% 7/1/17	4,415,000	4,777,957
•Puerto Rico Commonwealth Series A 5.00% 7/1/30	1,000,000	1,027,350
•Puerto Rico Public Finance Corporation Commonwealth Appropriation (LOC-Puerto Rico
Government Bank) Series A 5.75% 8/1/27	1,000,000	1,017,280
Virginia State
5.00% 6/1/23	2,000,000	2,258,140
Series D 5.00% 6/1/19	5,715,000	6,895,090
Washington State Variable Purpose Series A 5.00% 7/1/16	1,000,000	1,176,840
		180,283,893
Transportation Revenue Bonds – 13.38%
Broward County, Florida Airport System Revenue Series O 5.375% 10/1/29	2,000,000	2,064,900
Charlotte, North Carolina Airport Revenue (Charlotte Douglas) Series A
5.00% 7/1/13	2,375,000	2,565,998
5.00% 7/1/15	750,000	842,490
Chicago, Illinois O'Hare International Airport Revenue General-Airport-Third Lien Series A-2
5.75% 1/1/20 (AGM) (AMT)	1,000,000	1,044,880
Dallas-Fort Worth, Texas International Airport Revenue Series A
5.00% 11/1/22	680,000	715,170
5.00% 11/1/23	750,000	782,093
5.00% 11/1/24	400,000	415,092
Delaware Transportation Authority Series A 5.00% 7/1/17	5,475,000	6,501,343
Idaho Housing & Finance Association Grant Revenue (Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,110,410
Maryland State Economic Development Revenue (Transportation Facilities Project) Series A 5.375% 6/1/25	2,535,000	2,446,782
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	2,500,000	2,845,200
Series C 6.50% 11/15/28	2,860,000	3,296,036
Metropolitan, Washington D.C. Airport Authority Systems Revenue Series A 5.50% 10/1/19 (NATL-RE) (FGIC) (AMT)	1,000,000	1,065,160
Minneapolis - St. Paul, Minnesota Metropolitan Airports Commission Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,381,200

Missouri State Highways & Transportation Commission State Road Revenue Second Lien 5.25% 5/1/23	1,940,000	2,183,819
New York State Thruway Authority Revenue (General Highway and Bridge Trust Fund) Series
B 5.25% 4/1/13 (AMBAC)	3,300,000	3,581,226
North Texas Tollway Authority Revenue (Special Projects System) Series A 5.00% 9/1/17	1,000,000	1,158,520
North Texas Tollway Authority Revenue System (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,504,840
•Series E-3 5.125% 1/1/38	3,750,000	4,226,963
Pennsylvania State Turnpike Commission Revenue Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,364,919
Phoenix, Arizona Civic Improvement Airport Revenue Series A 5.00% 7/1/26	7,500,000	7,768,274
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.50% 12/1/28	7,000,000	7,346,709
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,516,941
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,099,669
San Francisco City & County Airports Commission Series B 5.00% 5/1/15	4,000,000	4,448,560
St. Louis, Missouri Airport Revenue (Lambert - St. Louis International) Series A-1 6.125% 7/1/24	3,780,000	4,069,888
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(Mobility Partners) 7.50% 12/31/31	3,565,000	3,926,954
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,041,585
Texas State Transportation Commission Highway Fund Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,978,222
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	2,024,423
•Series B-1 5.00% 11/15/25	4,000,000	4,375,160
•Series B-3 5.00% 11/15/38	1,800,000	2,028,924
Virginia Commonwealth Transportation Board (Capital Projects) Series A-1 5.00% 5/15/16	2,000,000	2,349,080
Virginia Port Authority Commonwealth Port Fund Revenue Resolution 5.00% 7/1/12 (AMT)	500,000	521,910
		98,593,340
Water & Sewer Revenue Bonds – 5.59%
Arizona Water Infrastructure Finance Authority Revenue (Water Quality) Series A 5.00% 10/1/21	2,430,000	2,776,567
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,252,191
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,294,060
Florida Water Pollution Control Financing Corporation Revenue (Water Pollution Control) Series A 5.00% 1/15/25	5,000,000	5,425,999
King County, Washington Sewer Revenue Refunding Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,881,290
Massachusetts State Water Pollution Abatement Trust 5.00% 8/1/16	2,170,000	2,563,725
New York City, New York Municipal Water Finance Authority Water & Sewer System Series B
5.00% 6/15/21 (AMBAC)	2,085,000	2,327,861
New York State Environmental Facilities Corporation Revenue (State Clean Water & Drinking
Water Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,583,238
Series D 5.00% 9/15/23	3,360,000	3,716,227
Series K 5.50% 6/15/15	3,500,000	4,110,050
Portland, Oregon Sewer System Revenue (First Lien) Series A 5.00% 6/15/18	4,000,000	4,755,040
San Francisco City & County Public Utilities Commission Series D 5.00% 11/1/16	3,000,000	3,546,150
		41,232,398
Total Municipal Bonds (cost $700,957,169)		727,990,776

Short-Term Investments – 0.88%
ΔVariable Rate Demand Notes – 0.88%
Apache County, Arizona Industrial Development Authority Revenue (Tucson Election)
Series 83C 0.16% 12/15/18 (LOC – Bank of New York Mellon)	200,000	200,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation)
Series A-8 0.13% 9/1/35 (LOC – Bank of America)	460,000	460,000
Massachusetts State Health & Educational Facilities Authority Revenue (Children's Hospital)
Series N-4 0.13% 10/1/49 (LOC – JPMorgan Chase Bank)	1,500,000	1,500,000
Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority Health Care System
Revenue (Allina Health System)
Series B-1 0.14% 11/15/35 (LOC – JPMorgan Chase Bank)	1,300,000	1,300,000
Series B-2 0.11% 11/15/35 (LOC – JPMorgan Chase Bank)	100,000	100,000
New York City, New York Subseries A-7 0.10% 8/1/19 (LOC – JPMorgan Chase Bank)	500,000	500,000
Robbinsdale, Minnesota Revenue (North Memorial)
Series A-3 0.15% 5/1/33 (LOC – Wells Fargo Bank)	400,000	400,000
Series A-4 0.12% 5/1/33 (LOC – Wells Fargo Bank)	2,000,000	2,000,000
Total Short-Term Investments (cost $6,460,000)		6,460,000

Total Value of Securities – 99.64%
(cost $707,417,169)		734,450,776
Receivables and Other Assets Net of Other Liabilities – 0.36%		2,647,070
Net Assets Applicable to 63,022,776 Shares Outstanding – 100.00%		$737,097,846

§Pre-Refunded/Escrowed to Maturity bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of May 31, 2011. Interest rates reset periodically.
^Zero coupon security. The rate shown is the yield at the time of purchase.
@Illiquid security. At May 31, 2011, the aggregate amount of illiquid securities was $2,264,618, which represented 0.31% of the Fund’s net assets. See Note 3 in “Notes.”
ΔTax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
CDFI – Community Development Financial Institutions
FGIC – Insured by the Financial Guaranty Insurance Company
LOC – Letter of Credit
NATL-RE – Insured by the National Public Finance Guarantee Corporation
PSF – Insured by the Permanent School Fund
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund – Delaware Tax-Free USA Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, the as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$707,417,169
Aggregate unrealized appreciation	$31,313,033
Aggregate unrealized depreciation	(4,279,426)
Net unrealized appreciation	$27,033,607

For federal income tax purposes, at August 31, 2010, capital loss carryforwards of $5,699,308 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $5,699,308 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of May 31, 2011:

Level 2
Municipal Bonds	$727,990,776
Short-Term Investments	6,460,000
Total	$734,450,776

There were unobservable inputs used to value investments at the beginning or end of the period.

During the period ended May 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2011, 8.67% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

As of May 31, 2011, the Fund invested in municipal bonds issued by the state of New York which constituted approximately 12% of the Fund’s portfolio. These investments could make the Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: